Dividends on ordinary shares (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Interim dividend	£ 233
Barclays PLC [member] | UK Banking Businesses [member] | Barclays Bank UK PLC [member]
Disclosure of transactions between related parties [line items]
Dividend in specie		£ 14,000